Stock-Based Incentive Compensation Plans-Activity (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Total Shareholder Return Plan (TSRP) [Member]
Units [Roll Forward]
Beginning balance, Units	416,000	832,000
Granted, Units	0	0
Exercised, Units	(174,000)	(252,000)
Forfeited, Units	(104,000)	(164,000)
Ending balance, Units	138,000	416,000
Vested and expected to vest, Units	138,000
Exercisable, Units	138,000
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price	$ 36.96	$ 36.83
Granted, Weighted-Average Exercise Price	$ 0.00	$ 0.00
Exercised, Weighted-Average Exercise Price	$ 42.65	$ 36.36
Forfeited, Weighted-Average Exercise Price	$ 33.85	$ 37.23
Ending balance, Weighted-Average Exercise Price	$ 32.14	$ 36.96
Vested and expected to vest, Weighted-Average Exercise Price	$ 32.14
Exercisable, Weighted-Average Exercise Price	$ 32.14
Weighted Average Fair Value At Period End [Roll Forward]
Ending balance, Weighted-Average Exercise Price	$ 49.78	$ 25.42	$ 4.22
Vested and expected to vest, Weighted-Average Exercise Price	$ 49.78
Exercisable, Weighted-Average Exercise Price	$ 49.78
Phantom Restricted Stock Unit Plan (PRSU) [Member]
Units [Roll Forward]
Beginning balance, Units	404,000	0
Granted, Units	222,000	398,000
Exercised, Units	0	0
Performance Adjustment of PRSU	58,000	66,000
Forfeited, Units	(207,000)	(60,000)
Ending balance, Units	477,000	404,000
Vested and expected to vest, Units	339,000
Exercisable, Units	0
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price	$ 38.19	$ 0.00
Granted, Weighted-Average Exercise Price	$ 64.57	$ 38.19
Performance Adjustment of PRSU	$ 46.16	$ 37.75
Forfeited, Weighted-Average Exercise Price	$ 43.76	$ 37.75
Ending balance, Weighted-Average Exercise Price	$ 49.00	$ 38.19
Vested and expected to vest, Weighted-Average Exercise Price	$ 47.56
Weighted Average Fair Value At Period End [Roll Forward]
Ending balance, Weighted-Average Exercise Price	$ 82.00	$ 62.75
Vested and expected to vest, Weighted-Average Exercise Price	$ 82.00
Performance-Based Stock Appreciation Rights SARs [Member] | 2006 Equity incentive plan (EIP) [Member]
Units [Roll Forward]
Beginning balance, Units	644,000	0
Granted, Units	507,000	672,000
Exercised, Units	0	0
Forfeited, Units	(46,000)	(28,000)
Expired, Units	0	0
Ending balance, Units	1,105,000	644,000
Vested and expected to vest, Units	930,000
Exercisable, Units	0
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price	$ 40.32
Granted, Weighted-Average Exercise Price	$ 64.71	$ 40.21
Forfeited, Weighted-Average Exercise Price	$ 48.49	$ 37.75
Ending balance, Weighted-Average Exercise Price	$ 51.18	$ 40.32
Vested and expected to vest, Weighted-Average Exercise Price	$ 50.54
Weighted-Average Remaining Contractual Life (Years) [Abstract]
Weighted Average Remaining Contractual Life (Years)	5 years 9 months 18 days	6 years 3 months 18 days
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	5 years 8 months 12 days
Stock Appreciation Rights (SARs) [Member] | 2006 Equity incentive plan (EIP) [Member]
Units [Roll Forward]
Beginning balance, Units	2,013,000	2,537,000
Granted, Units	508,000	672,000
Exercised, Units	(96,000)	(380,000)
Forfeited, Units	(59,000)	(79,000)
Expired, Units	(16,000)	(737,000)
Ending balance, Units	2,350,000	2,013,000	2,537,000
Vested and expected to vest, Units	2,272,000
Exercisable, Units	1,210,000
Weighted-Average Exercise Price [Roll Forward]
Beginning balance, Weighted-Average Exercise Price	$ 35.51	$ 37.82
Granted, Weighted-Average Exercise Price	$ 64.71	$ 40.21
Exercised, Weighted-Average Exercise Price	$ 36.10	$ 35.91
Forfeited, Weighted-Average Exercise Price	$ 44.30	$ 35.07
Expired, Weighted-Average Exercise Price	$ 68.00	$ 47.59
Ending balance, Weighted-Average Exercise Price	$ 41.36	$ 35.51	$ 37.82
Vested and expected to vest, Weighted-Average Exercise Price	$ 40.93
Exercisable, Weighted-Average Exercise Price	$ 34.38
Weighted-Average Remaining Contractual Life (Years) [Abstract]
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 24 days	5 years 6 months	4 years 6 months
Vested and expected to vest, Weighted Average Remaining Contractual Life (Years)	4 years 9 months 18 days
Exercisable, Weighted-Average Remaining Contractual Life (Years)	4 years 3 months 18 days